UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07792

Nuveen Premium Income Municipal Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Opportunity Fund (NPX)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.1% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A1	$ 3,969,300
	NPFG Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	BBB	1,240,155
1,040	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	BBB	926,297
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005,	3/15 at 100.00	AAA	2,897,174
	5.000%, 3/01/25 (Pre-refunded 3/01/15) – AGM Insured
8,775	Total Alabama			9,032,926
	Arizona – 4.8% (3.3% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	3,223,892
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA–	3,899,280
5,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	6,244,040
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	13,483,414
	2005, 4.750%, 7/01/27 – NPFG Insured (UB)
24,165	Total Arizona			26,850,626
	Arkansas – 2.4% (1.6% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AA– (4)	6,261,533
	Series 2004, 5.250%, 6/01/25 (Pre-refunded 6/01/14) – AGM Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – NPFG Insured	11/14 at 100.00	Aa2	2,160,040
2,000	5.000%, 11/01/28 – NPFG Insured	11/14 at 100.00	Aa2	2,147,800
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35	12/13 at 100.00	Aa2 (4)	2,637,902
	(Pre-refunded 12/01/13) – AMBAC Insured
12,225	Total Arkansas			13,207,275
	California – 25.3% (17.4% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	8,294,915
	1999A, 0.000%, 10/01/32 – NPFG Insured
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
20	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	22,180
110	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	121,935
1,870	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	2,050,268
	Series 2005AC, 5.000%, 12/01/24 – NPFG Insured
1,300	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,394,003
	5.000%, 10/01/33 – NPFG Insured
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	3,260,220
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A,	11/21 at 100.00	AA–	1,884,010
	5.000%, 11/15/40
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	12,029,700
	2011A, 6.000%, 8/15/42
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,895	5.250%, 7/01/30	7/15 at 100.00	BBB	4,029,261
5,000	5.250%, 7/01/35	7/15 at 100.00	BBB	5,158,450
5,000	5.000%, 7/01/39	7/15 at 100.00	BBB	5,081,800
3,175	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 26.19	A+	831,469
	2002B, 0.000%, 8/01/35 – FGIC Insured
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/13 at 28.43	BBB	8,629,920
	Bonds, Series 1999, 0.000%, 1/15/34 – NPFG Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,774,784
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	7,193,900
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,890	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	1,254,979
	11/01/23 – AGM Insured
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	4,514,600
	5.000%, 7/01/24 – FGIC Insured
3,510	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	4,389,325
	5.875%, 12/01/30
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	15,759,748
	5.250%, 2/01/30 (Pre-refunded 8/01/13) – FGIC Insured
1,750	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	No Opt. Call	AAA	2,329,985
	5.000%, 8/15/34 – NPFG Insured (ETM)
8,250	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	8,566,965
	5.000%, 8/15/34 – NPFG Insured
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AA+ (4)	1,492,716
	Bonds, Series 2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	838,098
	Series 2011A, 0.000%, 8/01/28
1,000	Rim of the World Unified School District, San Bernardino County, California, General	8/21 at 100.00	AA–	1,109,650
	Obligation Bonds, Series 2011C, 5.000%, 8/01/38 – AGM Insured
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/12 at 100.00	N/R	736,051
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,837,492
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	789,847
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
3,825	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	1,288,872
23,900	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	7,156,377
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	2,046,060
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
7,855	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	7,253,386
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	12,920,623
	5/15/33 – AMBAC Insured
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/21 at 100.00	AA–	4,825,509
	Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 – AGM Insured
193,640	Total California			140,867,098
	Colorado – 8.8% (6.1% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	A	1,968,421
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – SYNCORA GTY Insured
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	3,483,111
	Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured
16,095	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	17,086,288
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
125	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	Aa2	132,415
	AGM Insured
5,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18	12/13 at 100.00	Aa2 (4)	5,314,900
	(Pre-refunded 12/01/13) – AGM Insured
12,285	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	4,945,941
	9/01/30 – NPFG Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series 2002B,	12/12 at 100.00	AA– (4)	1,346,107
	5.000%, 12/01/27 (Pre-refunded 12/01/12) – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	2,775,000
5,125	5.000%, 12/15/23 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	5,688,750
2,000	5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	Aa2 (4)	2,220,000
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	3,096,377
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
360	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	395,291
	FGIC Insured
640	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30	6/15 at 100.00	Aa2 (4)	722,234
	(Pre-refunded 6/01/15) – FGIC Insured
53,440	Total Colorado			49,174,835
	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,227,572
	Tender Option Bond Trust 1606, 11.436%, 10/01/30 – AMBAC Insured (IF)
	Florida – 8.3% (5.7% of Total Investments)
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	12,334,188
	AGM Insured
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,188,840
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	460,360
	5.000%, 10/01/30
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,733,934
	2011, 5.000%, 11/15/24
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	AA–	11,113,100
	5.000%, 7/01/35
6,350	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	11/16 at 100.00	AA+	7,044,246
	11/01/31 – AGM Insured
5,720	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 –	7/15 at 100.00	Aa2	6,223,246
	AGM Insured
1,100	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%,	7/22 at 100.00	AA	1,242,626
	7/01/37 (WI/DD, Settling 8/01/12)
1,500	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue	10/21 at 100.00	AA–	1,661,370
	Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%,
	10/15/29 – AGM Insured
41,600	Total Florida			46,001,910
	Georgia – 4.4% (3.0% of Total Investments)
5,600	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA–	6,180,944
	AGM Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	1,699,721
	4.000%, 8/01/26
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	A1	4,172,040
	Series 2004, 5.000%, 7/15/24 – NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A1	1,855,834
2,580	5.000%, 11/01/22 – NPFG Insured	11/13 at 100.00	A1	2,694,217
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water Revenue Bonds,	1/13 at 100.00	N/R (4)	4,590,765
	Refunding Series 2003, 5.000%, 1/01/33 (Pre-refunded 1/01/13) – NPFG Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+ (4)	3,054,990
	Medical Center, Series 2002, 5.200%, 10/01/22 (Pre-refunded 10/01/12) – AMBAC Insured
22,990	Total Georgia			24,248,511
	Illinois – 8.9% (6.1% of Total Investments)
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA–	4,018,525
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
8,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA–	8,971,120
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	2,598,176
	8/15/41 – AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,134,270
	2011C, 5.500%, 8/15/41
5,045	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AA– (4)	6,036,544
	1993A, 6.250%, 4/01/18 – AGM Insured (ETM)
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AA– (4)	2,165,358
	1992AA, 6.550%, 6/01/14 – NPFG Insured (ETM)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	4,286,520
	2/01/35 – FGIC Insured
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	Aa3	5,638,800
	5.250%, 1/01/39 – AGM Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	5,505,000
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
19,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	3,744,773
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	5,211,353
	Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured
61,160	Total Illinois			49,310,439
	Indiana – 5.6% (3.8% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 100.00	Aaa	2,280,936
2,215	5.000%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 100.00	Aaa	2,394,614
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	11,160,400
	5.250%, 12/01/38
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	5,515,500
	2011B, 5.000%, 10/01/41
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	4,021,127
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	5,682,350
	5.500%, 1/01/38 – AGC Insured
28,050	Total Indiana			31,054,927
	Iowa – 0.8% (0.5% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	4,336,040
	Kentucky – 1.4% (1.0% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	A–	2,702,697
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project	9/17 at 100.00	A–	5,352,350
	Series 2007A, 5.000%, 9/01/37 – NPFG Insured
11,010	Total Kentucky			8,055,047
	Louisiana – 5.4% (3.7% of Total Investments)
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA–	5,699,050
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
3,930	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	4,160,927
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,010	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,136,099
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,485,919
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,320	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,417,205
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	14,938,451
27,735	Total Louisiana			29,837,651
	Maryland – 0.3% (0.2% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	1,918,675
	9/01/26 – SYNCORA GTY Insured
	Massachusetts – 3.2% (2.2% of Total Investments)
3,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	3,395,190
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	3,931,230
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	AA+	4,697,181
	Trust 3091, 13.304%, 8/15/37 – AMBAC Insured (IF)
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	3,906,011
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,140,280
14,985	Total Massachusetts			18,069,892
	Michigan – 1.9% (1.3% of Total Investments)
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	10,511,700
	Minnesota – 0.2% (0.1% of Total Investments)
870	Wayzata, Minnesota, Senior HousingEnhanced Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	880,092
	Community, Series 2012b, 4.875%, 5/01/19
	Missouri – 0.3% (0.2% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,148,380
	Bonds, Series 2006, 5.250%, 3/01/25 – NPFG Insured
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A–	765,090
	10/01/33 – NPFG Insured
1,750	Total Missouri			1,913,470
	Nebraska – 0.3% (0.2% of Total Investments)
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,505,645
	City 2, Series 2006A, 20.031%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 2.2% (1.5% of Total Investments)
7,545	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	8,471,451
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	A+	3,504,746
	7/01/24 – FGIC Insured
10,825	Total Nevada			11,976,197
	New Jersey – 9.3% (6.4% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
1,275	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	1,391,752
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,452,973
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aa3	1,690,073
	Series 2004, 5.000%, 1/15/22 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,475	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,578,398
1,475	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,578,398
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AA–	3,501,595
	10/01/15 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	8,350,750
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	3,164,500
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA	12,005,805
	5.000%, 12/15/34 – AMBAC Insured
10,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	12,730,698
	AGM Insured
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	3,528,585
69,925	Total New Jersey			51,973,527
	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,525,087
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,128,288
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa2	2,212,540
	5.000%, 6/15/25 – NPFG Insured
4,465	Total New Mexico			4,865,915
	New York – 10.5% (7.2% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,209,578
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	3,508,440
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	AA–	8,480,064
	2010, 5.500%, 7/01/43 – AGM Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,106,470
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,173,122
	2/15/47 – NPFG Insured
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	11,585,600
	2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	11,955,253
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	5,583,850
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,795,715
	5/01/33 – NPFG Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	11/14 at 100.00	AA	5,479,650
	AGM Insured
1,540	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,900,052
	Trust 2364, 16.816%, 11/15/44 – AMBAC Insured (IF)
425	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/12 at 100.00	AA–	426,071
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
51,950	Total New York			58,203,865
	North Carolina – 1.6% (1.1% of Total Investments)
785	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30	7/15 at 100.00	Aa2	829,415
465	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30	7/15 at 100.00	Aa2 (4)	527,226
	(Pre-refunded 7/15/15)
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	2,602,467
	43W, 13.691%, 7/01/38 (IF) (5)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (4)	2,406,649
2,335	5.000%, 5/01/24 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (4)	2,525,629
7,590	Total North Carolina			8,891,386
	North Dakota – 0.9% (0.6% of Total Investments)
5,000	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center	7/22 at 100.00	A–	5,192,450
	Project, Series 2012A, 4.500%, 7/01/32
	Ohio – 1.6% (1.1% of Total Investments)
7,825	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	8,055,916
	AMBAC Insured
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 (Pre-refunded	12/13 at 100.00	AAA	746,704
	12/01/13) – AMBAC Insured
8,525	Total Ohio			8,802,620
	Oklahoma – 0.3% (0.2% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,661,745
	7/01/24 – AMBAC Insured
	Pennsylvania – 9.5% (6.5% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,209,400
	5.000%, 12/01/23 – NPFG Insured
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+	4,639,358
	5.000%, 8/01/24 – AMBAC Insured
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	1,929,130
	5.000%, 1/01/40 – AGM Insured
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%,	12/21 at 100.00	Aa3	4,296,120
	12/01/44 – AGM Insured
1,045	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,202,314
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,235	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	5,494,290
	2005A, 5.000%, 5/01/28 – NPFG Insured
4,585	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	4,787,382
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,180,452
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AA–	5,451,467
3,000	5.000%, 9/01/25 – AGM Insured	9/14 at 100.00	AA–	3,117,630
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	3,276,067
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	1,742,775
2,385	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	3,011,778
	8/01/27 – AMBAC Insured (ETM)
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA–	4,117,815
	5.000%, 1/15/25 – AGM Insured (UB)
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 –	12/21 at 100.00	AA–	1,274,321
	AGM Insured
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa3	1,556,675
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	3,793,774
	District, Series 2003, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – AGM Insured
48,945	Total Pennsylvania			53,080,748
	Puerto Rico – 4.3% (3.0% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	BBB+	2,703,650
	FGIC Insured
4,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	5,140,071
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,700	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	8,240,778
88,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	7,930,560
145,905	Total Puerto Rico			24,015,059
	South Carolina – 0.4% (0.3% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	2,188,173
	2006, 5.000%, 12/01/28 – AGM Insured
	Texas – 8.8% (6.0% of Total Investments)
1,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/1/46	1/21 at 100.00	BBB–	1,976,284
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – AGM Insured (UB)	7/14 at 100.00	AA–	3,757,135
3,645	5.000%, 7/15/23 – AGM Insured (UB)	7/14 at 100.00	AA–	3,907,695
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32 –	10/17 at 100.00	AAA	10,739,900
	AMBAC Insured (UB)
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011, 5.250%, 8/15/33	8/20 at 100.00	A+	1,658,730
5,625	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	A	5,963,231
	NPFG Insured
805	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	AA–	964,165
	AGM Insured
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%,	3/21 at 100.00	AA–	2,612,002
	3/01/41 – AGM Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A+	10,290,500
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	1/13 at 105.00	Aaa	4,364,195
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	Aa2	2,769,668
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
45,651	Total Texas			49,003,505
	Utah – 2.1% (1.4% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	8,949,418
	7/01/18 – AGM Insured (UB)
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	AA– (4)	2,537,998
	5.000%, 12/15/33 (Pre-refunded 12/15/13) – NPFG Insured
10,985	Total Utah			11,487,416
	Virginia – 2.1% (1.4% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
4,000	5.000%, 6/15/20 – NPFG Insured	6/15 at 100.00	A+	4,326,840
5,000	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A+	5,361,350
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – AGM Insured	6/14 at 100.00	AA+	1,246,876
500	5.250%, 12/15/23 – AGM Insured	6/14 at 100.00	AA+	541,630
10,650	Total Virginia			11,476,696
	Washington – 5.3% (3.7% of Total Investments)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aa1 (4)	1,392,126
	2002, 5.000%, 12/01/22 (Pre-refunded 12/01/12) – AGM Insured
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	3,401,340
4,900	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	5,432,728
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	10,185,700
	Series 2012A, 4.250%, 10/01/40
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,232,395
30,125	Total Washington			29,644,289
	Wisconsin – 1.6% (1.1% of Total Investments)
4,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	4,680,155
	Series 2012, 5.000%, 6/01/39
3,775	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	4,230,341
8,135	Total Wisconsin			8,910,496
	Wyoming – 0.4% (0.3% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	1,111,380
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,143,130
2,000	Total Wyoming			2,254,510
$ 984,321	Total Investments (cost $736,021,127) – 145.9%			811,632,928
	Floating Rate Obligations – (8.4)%			(46,945,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (39.4)% (6)			(219,000,000)
	Other Assets Less Liabilities – 1.9%			10,454,351
	Net Assets Applicable to Common Shares – 100%			$ 556,142,279

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$811,632,928	$ —	$811,632,928

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuati on Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $700,081,435.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 77,280,708
Depreciation	(12,674,592)
Net unrealized appreciation (depreciation) of investments	$ 64,606,116

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.0%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012